Financial Risk (Details 21) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial assets available to support future funding
Guaranteed	$ 29,254	$ 58,983
Available as collateral	6,129,305	7,021,096
Cash and due from banks
Financial assets available to support future funding
Guaranteed	17,804	18,452
Available as collateral	846,008	1,159,718
Notional of investment securities
Financial assets available to support future funding
Guaranteed	11,450	40,531
Available as collateral	371,900	38,045
Loans at amortized cost
Financial assets available to support future funding
Available as collateral	$ 4,911,397	$ 5,823,333